Available-for-Sale Investments	12 Months Ended
Dec. 31, 2017
Available-for-Sale Investments
Available-for-Sale Investments

12. Available-for-Sale Investments

        The carrying amount and fair value of the Group's available-for-sale investments were as follows:

	As of December 31, 2016
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Listed equity securities	229,147	11,742	—	240,889
Debt securities	167,055	—	—	167,055

Total	396,202	11,742	—	407,944

	As of December 31, 2017
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
	RMB	RMB	RMB	RMB
Listed equity securities	794	—	(442)	352
Debt securities	145,930	—	—	145,930

Total	146,724	—	(442)	146,282

        The Group reviews its available-for-sale investments regularly to determine if an investment is other-than-temporarily impaired due to changes in quoted market price or other impairment indicators such as market condition for the investees' industry and products and services.

        As of December 31, 2016 and 2017, gross unrealized gains of RMB11,742 and nil and gross unrealized losses of nil and RMB442 were recorded on available-for-sale investments, respectively. Impairment charges of nil, RMB48,634 and RMB15,000 were recorded for years ended December 31, 2015, 2016 and 2017, respectively. The gain on disposal of an investment of RMB55,615 was recognized for the year ended December 31, 2017.